AlphaCentric Municipal Opportunities Fund

Class A: MUNAX Class C: MUNCX Class I: MUNIX

(the “Fund”)

DECEMBER 1, 2020

The information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated August 1, 2020.

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Effective December 1, 2020, SWBC Investment Company (“SWBC”) replaced R&C Investment Advisors, LLC (“R&C”) as the sub-advisor to the Fund. Mount Lucas Management LP continues to serve as the investment sub-advisor responsible for the overlay strategy and Roberto Roffo continues to serve as a portfolio manager of the Fund. Accordingly, all references to R&C are deleted in their entirety from the Prospectus and the following revisions to the Prospectus and Summary Prospectus are effective December 1, 2020.

The following information replaces the information contained in the eighth paragraph under the section of the Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies”:

SWBC Investment Company, the Fund’s municipal bond sub-advisor (the “Municipal Sub-Advisor”), uses a relative value approach to profit from investment opportunities within the municipal securities market. The Municipal Sub-Advisor seeks to invest in undervalued securities in order to capitalize on price appreciation and generate cash flows.

The following information replaces the information contained under the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary – Sub-Advisor”:

Sub-Advisor: SWBC Investment Company and Mount Lucas Management LP are the Fund’s investment sub-advisors.

The following information replaces the information contained under the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary – Portfolio Managers”:

Portfolio Managers: Roberto Roffo, Portfolio Manager of SWBC; Gerald L. Prior, III, Chief Operating Officer and Portfolio Manager of Mount Lucas; David Aspell, Portfolio Manager of Mount Lucas; and Timothy J. Rudderow Sr., Chief Executive Officer and Chief Investment Officer of Mount Lucas are the Fund’s Portfolio Managers and are primarily responsible for the day to day management of the Fund's portfolio. Mr. Roffo is the Lead Portfolio Manager. They have served the Fund as Portfolio Managers since December 2019.

The following information replaces the first and second paragraph under the section of the Fund’s Prospectus entitled “Management of the Fund – Sub-Advisor: AlphaCentric Municipal Opportunities Fund":

SWBC Investment Company

SWBC Investment Company (“SWBC”), located at 9311 San Pedro Suite 600, San Antonio, Texas 78216, serves as investment sub-advisor to the municipal securities portion of the Fund’s portfolio. SWBC was formed in 2007 and, in addition to serving as investment sub-advisor to the Fund, provides investment advisory services to individuals (other than high net worth individuals), high net worth individuals, banking or thrift institutions, charitable organizations and corporations.

Subject to the oversight and approval of the Advisor, SWBC is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, SWBC is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay SWBC 40% of the net management fees that the Advisor receives from the Fund.

The following information replaces the second paragraph contained in the section of the Fund’s Prospectus entitled “Management of the Fund – Portfolio Managers: AlphaCentric Municipal Opportunities Fund":

Roberto Roffo

Roberto Roffo is the Lead Portfolio Manager of the Fund since its inception. He has over 25 years experience as a Portfolio Manager. Prior to joining SWBC in 2020, Mr. Roffo was a Portfolio Manager for R&C Investment Advisors, LLC from December 2019 to December 2020; the Senior Portfolio Manager, Asset Management Development and Portfolio Consultant for HJ Sims/Braintree Capital Partners from 2016 to 2018; the Senior Vice President and Head of Municipal Fixed Income, Advisors Asset Management from 2013 to 2014; Managing Director/Senior Portfolio Manager of SMC Fixed Income Management where he managed mutual funds, separately managed accounts and structured products totaling $2 billion from 2006 to 2013; Managing Director of Claymore Advisors where he managed mutual funds and separately managed accounts totaling $1.2 billion from 2003 to 2006; Director and

Portfolio Manager of Merrill Lynch Asset Management from 1992 to 2003. Mr. Roffo earned a BA degree from the University of Massachusetts.

The following sentence is added to the end of the fourth paragraph contained in the section of the Fund’s Prospectus entitled “Management of the Fund – Advisory Fees: ":

A discussion regarding the basis of the Board of Trustees’ approval of the sub-advisory agreement between the Advisor and SWBC with respect to the Municipal Opportunities Fund will be available in the Fund’s annual report to shareholders dated March 31, 2021.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated August 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

AlphaCentric Municipal Opportunities Fund

Class A: MUNAX Class C: MUNCX Class I: MUNIX

December 1, 2020

The information supplements certain information contained in the Statement of Additional Information (“SAI”) for the AlphaCentric Municipal Opportunities Fund (the “Fund”), dated August 1, 2020.

______________________________________________________________________________

Effective December 1, 2020, SWBC Investment Company (“SWBC”) replaced R&C Investment Advisors, LLC (“R&C”) as the sub-advisor to the Fund. Mount Lucas Management LP continues to serve as the investment sub-advisor responsible for the overlay strategy and Roberto Roffo continues to serve as a portfolio manager of the Fund. Accordingly, all references to R&C including, but not limited to, Appendix F are deleted in their entirety from the SAI and the following revisions to the SAI are effective December 1, 2020.

The following sentence replaces the fifth paragraph to the section of the SAI entitled “Mutual Fund Series Trust”:

“SWBC Investment Company (“SWBC”) acts as the investment sub-advisor to Municipal Opportunities Fund.”

The section of the Fund’s SAI entitled “Advisor and Sub-Advisors – Municipal Opportunities Fund is hereby replaced with the following”:

Sub-Investment Advisors – Municipal Opportunities Fund

SWBC Investment Company an investment advisory firm founded in 2007, has been retained to act as a sub-advisor to the Fund under an Investment Sub-Advisory Agreement (“SWBC Sub-Advisory Agreement”) with the Advisor. As of the date of this Supplement, SWBC also provides investment advisory services investment advisory services to individuals (other than high net worth individuals), high net worth individuals, banking or thrift institutions, charitable organizations and corporations. The Advisor and the Trustees have chosen to engage SWBC as a sub-advisor to the Fund in part because of Sub-Advisor personnel’s prior expertise in municipal investment strategies.

Mount Lucas Management, LP, an investment advisory firm founded in 1986 has been retained to act as the sub-advisor of the overlay strategy of the Fund under an Investment Sub-Advisory Agreement (“Mount Lucas Sub-Advisory Agreement” and, together with SWBC Advisors Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with the Advisor. Mount

Lucas also provides investment advisory services to separately managed accounts, pooled investment vehicles and high net worth individuals. The Advisor and the Trustees have chosen to engage Mount Lucas as a sub-advisor to the Fund in part because of Sub-Advisor’s prior expertise and performance with the Fund’s overlay strategy.

As compensation for the sub-advisory services the Sub-Advisors provide to the Fund, the Advisor will pay SWBC 40% of the net advisory fees earned by the Advisor from the Fund and the Advisor will pay Mount Lucas 10% of the net advisory fees earned by the Advisor from the Fund. For this purpose, “net advisory fees” mean advisory fees collected from the Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisors by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund. Each Sub-Advisory Agreement is effective for an initial two-year period and continues in effect for successive twelve-month periods, provided that the Board of Trustees annually approves it for continuance. A discussion of the matters considered by the Board in connection with the approval of the Mount Lucas Sub-Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the period ended March 31, 2020 and a discussion of the matters considered by the Board in connection with the approval of the SWBC Sub-Advisory Agreement will be available in the Fund’s Annual Report to Shareholders for the period ended March 31, 2021.

Prior to December 1, 2020, R&C Investment Advisors, LLC (“R&C Advisors”) served as sub-advisor to the Fund. For the fiscal period ended March 31, 2020, the Advisor paid the R&C Advisors $0 and Mount Lucas $0 in sub-advisory fees with respect to the Municipal Opportunities Fund.

The following paragraph replaces the first paragraph under the section of the Fund’s SAI entitled “Advisor and Sub-Advisor – Portfolio Manager of the Fund”: Portfolio Manager – Municipal Opportunities Fund

Subject to the oversight and approval of the Advisor, Roberto Roffo, Gerald L. Prior, III, David Aspell, and Timothy J. Rudderow Sr. are primarily responsible for the day to day management of the Fund's portfolio. Mr. Roffo is the Lead Portfolio Manager. Mr. Roffo receives from SWBC a fixed based salary plus a discretionary bonus. Messrs. Rudderow, Prior, and Aspell receive a salary, 401k contributions and a proportionate share of the firm’s net profits.

The following paragraph replaces the paragraph under the section of the Fund’s SAI entitled “Code of Ethics”

AlphaCentric, SWBC, Mount Lucas, LifeSci, Contego, Northern Lights Distributors, LLC and the Trust have each adopted codes of ethics under Rule 17j-1(c) of the 1940 Act. The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Funds. Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Funds, subject to the restrictions of the code. The codes are filed as exhibits to the Trust’s registration statement.

The following chart replaces the chart under the section of the Fund’s SAI entitled “Proxy Voting Policy”

Fund	Responsible Party
Income Opportunities Fund	Garrison Point
LifeSci Healthcare Fund	LifeSci
Municipal Opportunities Fund	SWBC and Mount Lucas
Premium Opportunity Fund	AlphaCentric
Robotics and Automation Fund	Contego
Symmetry Strategy Fund	Mount Lucas

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated August 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.